COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
Schedule of commitments and contingencies

As of
December 31, 2025
RMB
(in thousands)
Operating leases commitments(i)	771,354
Investment commitments(ii)	240,000
Capital commitments (iii)	232,009
Purchase of services	1,307
Total	1,244,670

Amounts
RMB
(in thousands)
2026	544,667
2027	312,016
2028	249,266
2029	90,934
2030	38,981
Thereafter	8,806
Total	1,244,670
(i)	Lease commitment represents future minimum payments under non-cancelable agreements for operating leases that have not commenced or with lease terms of 12 months or less as of December 31, 2025. Future minimum lease payments for operating lease liabilities as of December 31, 2025 are disclosed in Note 11.
(ii)	Investment commitments primarily relate to capital contributions obligation pursuant to one investment arrangement related to Beihaojia business.
(iii)	Capital commitments primarily relate to commitment on construction of office buildings.